June 30, 2001                                  . Pacific Select Fund

                                               . Pacific Select Variable Annuity
                                                 Separate Account of
                                                 Pacific Life Insurance Company






                                  Semi-Annual
                                    Reports







                                                                  PACIFIC SELECT

                               TABLE OF CONTENTS

        PACIFIC SELECT FUND

        Chairman's Letter................................................... A-1

        Performance Discussion.............................................. A-2

        Schedules of Investments and Notes.................................. B-1

        Financial Statements:

          Statements of Assets and Liabilities.............................. C-1

          Statements of Operations.......................................... C-5

          Statements of Changes in Net Assets............................... C-9

        Financial Highlights................................................ D-1

        Notes to Financial Statements....................................... E-1

        PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT

        Financial Statements:

          Statement of Assets and Liabilities............................... F-1

          Statement of Operations........................................... F-5

          Statement of Changes in Net Assets................................ F-9

        Notes to Financial Statements....................................... G-1

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2001 (Unaudited)
(In thousands)

                           Blue   Aggressive Aggressive Emerging Diversified Small-Cap International
                           Chip     Growth     Equity   Markets   Research    Equity     Large-Cap    Equity
                         Variable  Variable   Variable  Variable  Variable   Variable    Variable    Variable
                         Account   Account    Account   Account    Account    Account     Account    Account
                         ------------------------------------------------------------------------------------
ASSETS

Investments:
 Blue Chip Portfolio.... $112,704
 Aggressive Growth
 Portfolio..............           $20,372
 Aggressive Equity
 Portfolio..............                      $75,091
 Emerging Markets
 Portfolio..............                                $51,671
 Diversified Research
 Portfolio..............                                           $26,130
 Small-Cap Equity
 Portfolio..............                                                      $47,484
 International Large-Cap
 Portfolio..............                                                                 $101,315
 Equity Portfolio.......                                                                             $180,714

Receivables:

 Due from Pacific Life
 Insurance Company......      140       13                                          1         349
 Fund shares redeemed...                           57        40          4                                 83
                         ------------------------------------------------------------------------------------
Total Assets............  112,844   20,385     75,148    51,711     26,134     47,485     101,664     180,797
                         ------------------------------------------------------------------------------------

LIABILITIES
Payables:
 Due to Pacific Life
 Insurance Company......                           57        40          4                                 83
 Fund shares purchased..      140       13                                          1         349
                         ------------------------------------------------------------------------------------
Total Liabilities.......      140       13         57        40          4          1         349          83
                         ------------------------------------------------------------------------------------
NET ASSETS.............. $112,704  $20,372    $75,091   $51,671    $26,130    $47,484    $101,315    $180,714
                         ------------------------------------------------------------------------------------
Shares Owned in each
Portfolio...............   12,639    2,187      7,357     8,170      2,421      2,555      14,878       8,638
                         ------------------------------------------------------------------------------------
Cost of Investments..... $119,283  $20,322    $75,487   $63,061    $26,024    $51,576    $124,502    $186,147
                         ------------------------------------------------------------------------------------

See Notes to Financial Statements

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT
STATEMENT OF ASSETS AND LIABILITIES (Continued)
JUNE 30, 2001 (Unaudited)
(In thousands)

                           I-Net    Financial  Health              Telecom-    Multi-   Equity  Strategic
                         Tollkeeper Services  Sciences Technology munications Strategy  Income    Value
                          Variable  Variable  Variable  Variable   Variable   Variable Variable Variable
                          Account    Account  Account   Account     Account   Account  Account   Account
                         --------------------------------------------------------------------------------
ASSETS

Investments:
 I-Net Tollkeeper
 Portfolio..............  $14,828
 Financial Services
 Portfolio..............             $6,716
 Health Sciences
 Portfolio..............                      $11,515
 Technology Portfolio...                                 $5,985
 Telecommunications
 Portfolio..............                                            $2,160
 Multi-Strategy
 Portfolio..............                                                      $181,695
 Equity Income
 Portfolio..............                                                               $448,148
 Strategic Value
 Portfolio..............                                                                         $14,608

Receivables:

 Due from Pacific Life
 Insurance Company......                                                                              92
 Fund shares redeemed...       14        35         5         5         29          62      155
                         --------------------------------------------------------------------------------
Total Assets............   14,842     6,751    11,520     5,990      2,189     181,757  448,303   14,700
                         --------------------------------------------------------------------------------

LIABILITIES
Payables:
 Due to Pacific Life
 Insurance Company......       14        35         5         5         29          62      155
 Fund shares purchased..                                                                              92
                         --------------------------------------------------------------------------------
Total Liabilities.......       14        35         5         5         29          62      155       92
                         --------------------------------------------------------------------------------
NET ASSETS..............  $14,828    $6,716   $11,515    $5,985     $2,160    $181,695 $448,148  $14,608
                         --------------------------------------------------------------------------------
Shares Owned in each
Portfolio...............    2,564       682     1,244       838        302      12,050   20,122    1,536
                         --------------------------------------------------------------------------------
Cost of Investments.....  $23,273    $6,590   $10,560    $6,697     $2,783    $169,737 $382,765  $15,097
                         --------------------------------------------------------------------------------

See Notes to Financial Statements

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT
STATEMENT OF ASSETS AND LIABILITIES (Continued)
JUNE 30, 2001 (Unaudited)
(In thousands)

                          Growth  Focused  Mid-Cap  International    Capital    Mid-Cap   Global   Equity
                            LT       30     Value       Value     Opportunities  Growth   Growth   Index
                         Variable Variable Variable   Variable      Variable    Variable Variable Variable
                         Account  Account  Account     Account       Account    Account  Account  Account
                         ---------------------------------------------------------------------------------
ASSETS

Investments:
 Growth LT Portfolio.... $761,738
 Focused 30 Portfolio...           $9,543
 Mid-Cap Value
 Portfolio..............                   $140,838
 International Value
 Portfolio..............                              $372,578
 Capital Opportunities
 Portfolio..............                                             $31,048
 Mid-Cap Growth
 Portfolio..............                                                         $9,906
 Global Growth
 Portfolio..............                                                                  $2,374
 Equity Index Portfolio.                                                                          $539,340

Receivables:
 Due from Pacific Life
 Insurance Company......                        580                       26         31
 Fund shares redeemed...      508      87                   94                                 1       226
                         ---------------------------------------------------------------------------------
Total Assets............  762,246   9,630   141,418    372,672        31,074      9,937    2,375   539,566
                         ---------------------------------------------------------------------------------

LIABILITIES
Payables:
 Due to Pacific Life
 Insurance Company......      508      87                   94                                 1       226
 Fund shares purchased..                        580                       26         31
                         ---------------------------------------------------------------------------------
Total Liabilities.......      508      87       580         94            26         31        1       226
                         ---------------------------------------------------------------------------------
NET ASSETS.............. $761,738  $9,543  $140,838   $372,578       $31,048     $9,906   $2,374  $539,340
                         ---------------------------------------------------------------------------------
Shares Owned in each
Portfolio...............   34,749   1,413    10,169     28,304         3,240      1,019      255    17,116
                         ---------------------------------------------------------------------------------
Cost of Investments..... $591,704 $13,139  $123,165   $410,441       $32,871     $9,718   $2,543  $344,101
                         ---------------------------------------------------------------------------------

See Notes to Financial Statements

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT
STATEMENT OF ASSETS AND LIABILITIES (Continued)
JUNE 30, 2001 (Unaudited)
(In thousands)


                        Small-Cap           Inflation  Managed   Money   High Yield Large-Cap
                          Index     REIT     Managed     Bond    Market     Bond     Value
                         Variable Variable  Variable   Variable Variable  Variable  Variable
                         Account  Account  Account (1) Account  Account   Account   Account
                         -------------------------------------------------------------------
ASSETS

Investments:
 Small-Cap Index
 Portfolio.............. $20,661
 REIT Portfolio.........          $38,492
 Inflation Managed
 Portfolio (1)..........                    $119,626
 Managed Bond Portfolio.                               $479,504
 Money Market Portfolio.                                        $229,925
 High Yield Portfolio...                                                  $149,033
 Large-Cap Value
 Portfolio..............                                                            $186,774
Receivables:
 Due from Pacific Life
 Insurance Company......     283       17
 Fund shares redeemed...                           7         47      393        45       723
                         -------------------------------------------------------------------
Total Assets............  20,944   38,509    119,633    479,551  230,318   149,078   187,497
                         -------------------------------------------------------------------

LIABILITIES
Payables:
 Due to Pacific Life
 Insurance Company......                           7         47      393        45       723
 Fund shares purchased..     283       17
                         -------------------------------------------------------------------
Total Liabilities.......     283       17          7         47      393        45       723
                         -------------------------------------------------------------------
NET ASSETS.............. $20,661  $38,492   $119,626   $479,504 $229,925  $149,033  $186,774
                         -------------------------------------------------------------------
Shares Owned in each
Portfolio...............   1,910    2,973     11,147     44,525   22,795    19,924    15,312
                         -------------------------------------------------------------------
Cost of Investments..... $19,440  $31,954   $114,797   $474,830 $229,353  $172,751  $192,758
                         -------------------------------------------------------------------

(1) Formerly named Government Securities Variable Account and Government Securities Portfolio.

See Notes to Financial Statements

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT
STATEMENT OF OPERATIONS
FOR THE PERIOD ENDED JUNE 30, 2001 (Unaudited)
(In thousands)

                            Blue     Aggressive  Aggressive Emerging  Diversified Small-Cap International
                            Chip       Growth      Equity   Markets    Research    Equity     Large-Cap    Equity
                          Variable    Variable    Variable  Variable   Variable   Variable    Variable    Variable
                         Account (1) Account (1)  Account   Account     Account    Account     Account    Account
                         ------------------------------------------------------------------------------------------
INVESTMENT INCOME
 Dividends..............       $25                                         $16      $7,302        $610     $11,177

EXPENSES
 Mortality and expense
 risk fee...............       243        $47         $568     $361        163         366         577       1,410
                         ------------------------------------------------------------------------------------------
Net Investment Income
(Loss)..................      (218)       (47)        (568)    (361)      (147)      6,936          33       9,767
                         ------------------------------------------------------------------------------------------

NET REALIZED AND
UNREALIZED GAIN (LOSS)
ON INVESTMENTS
 Net realized loss
 from security
 transactions...........      (191)      (134)      (6,001)  (6,202)      (337)    (11,663)     (4,904)     (2,439)
 Net unrealized
 appreciation
 (depreciation) on
 investments............    (6,579)        50       (4,022)   1,913       (191)      5,048      (9,519)    (48,007)
                         ------------------------------------------------------------------------------------------
Net Realized and
Unrealized Loss on
Investments.............    (6,770)       (84)     (10,023)  (4,289)      (528)     (6,615)    (14,423)    (50,446)
                         ------------------------------------------------------------------------------------------
NET INCREASE (DECREASE)
IN NET ASSETS RESULTING
FROM OPERATIONS.........   ($6,988)     ($131)    ($10,591) ($4,650)     ($675)       $321    ($14,390)   ($40,679)
                         ------------------------------------------------------------------------------------------

(1) Operations commenced during 2001 (see Note 1 to Financial Statements).

See Notes to Financial Statements

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT
STATEMENT OF OPERATIONS (Continued)
FOR THE PERIOD ENDED JUNE 30, 2001 (Unaudited)
(In thousands)

                           I-Net     Financial    Health                 Telecom-    Multi-    Equity   Strategic
                         Tollkeeper  Services    Sciences   Technology  munications Strategy   Income     Value
                          Variable   Variable    Variable    Variable    Variable   Variable  Variable  Variable
                          Account   Account (1) Account (1) Account (1) Account (1) Account   Account    Account
                         ----------------------------------------------------------------------------------------
INVESTMENT INCOME
 Dividends..............                                                             $2,953     $6,016      $29

EXPENSES
 Mortality and expense
 risk fee...............     $106       $24         $40           $19        $11      1,219      3,520       85
                         ----------------------------------------------------------------------------------------
Net Investment Income
(Loss)..................     (106)      (24)        (40)          (19)       (11)     1,734      2,496      (56)
                         ----------------------------------------------------------------------------------------

NET REALIZED AND
UNREALIZED GAIN (LOSS)
ON INVESTMENTS
 Net realized loss
 from security
 transactions...........   (3,001)      (51)        (74)         (457)      (312)    (1,243)   (13,192)    (255)
 Net unrealized
 appreciation
 (depreciation) on
 investments............     (177)      127         956          (712)      (623)    (2,257)   (15,641)    (329)
                         ----------------------------------------------------------------------------------------
Net Realized and
Unrealized Gain (Loss)
on Investments..........   (3,178)       76         882        (1,169)      (935)    (3,500)   (28,833)    (584)
                         ----------------------------------------------------------------------------------------
NET INCREASE (DECREASE)
IN NET ASSETS RESULTING
FROM OPERATIONS.........  ($3,284)      $52        $842       ($1,188)     ($946)   ($1,766)  ($26,337)   ($640)
                         ----------------------------------------------------------------------------------------

(1) Operations commenced during 2001 (see Note 1 to Financial Statements).

See Notes to Financial Statements

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT
STATEMENT OF OPERATIONS (Continued)
FOR THE PERIOD ENDED JUNE 30, 2001 (Unaudited)
(In thousands)

                          Growth    Focused   Mid-Cap  International    Capital      Mid-Cap     Global     Equity
                            LT         30      Value       Value     Opportunities   Growth      Growth     Index
                         Variable   Variable  Variable   Variable      Variable     Variable    Variable   Variable
                          Account   Account   Account     Account     Account (1)  Account (1) Account (1) Account
                         -------------------------------------------------------------------------------------------
INVESTMENT INCOME
 Dividends..............  $124,752       $7    $3,224      $9,272                                            $4,945

EXPENSES
 Mortality and expense
 risk fee...............     5,498       66       630       2,875           $73         $34         $10       3,917
                         -------------------------------------------------------------------------------------------
Net Investment Income
(Loss)..................   119,254      (59)    2,594       6,397           (73)        (34)        (10)      1,028
                         -------------------------------------------------------------------------------------------

NET REALIZED AND
UNREALIZED GAIN (LOSS)
ON INVESTMENTS
 Net realized gain
 (loss) from security
 transactions...........   (45,218)    (827)      (43)     (9,256)         (299)       (348)        (44)     28,894
 Net unrealized
 appreciation
 (depreciation) on
 investments............  (254,650)  (1,427)    6,679     (76,169)       (1,823)        188        (169)    (82,123)
                         -------------------------------------------------------------------------------------------
Net Realized and
Unrealized Gain (Loss)
on Investments..........  (299,868)  (2,254)    6,636     (85,425)       (2,122)       (160)       (213)    (53,229)
                         -------------------------------------------------------------------------------------------
NET INCREASE (DECREASE)
IN NET ASSETS RESULTING
FROM OPERATIONS......... ($180,614) ($2,313)   $9,230    ($79,028)      ($2,195)      ($194)      ($223)   ($52,201)
                         -------------------------------------------------------------------------------------------

(1) Operations commenced during 2001 (see Note 1 to Financial Statements).

See Notes to Financial Statements

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT
STATEMENT OF OPERATIONS (Continued)
FOR THE PERIOD ENDED June 30, 2001 (Unaudited)
(In thousands)


                        Small-Cap           Inflation  Managed    Money   High Yield Large-Cap
                          Index     REIT     Managed     Bond     Market     Bond     Value
                         Variable Variable  Variable   Variable  Variable  Variable  Variable
                         Account  Account  Account (1) Account   Account   Account   Account
                        ---------------------------------------------------------------------
INVESTMENT INCOME
 Dividends..............  $1,639    $342     $3,291    $12,349    $5,318    $8,216    $5,182

EXPENSES
 Mortality and expense
 risk fee...............     131     229        931      2,850     1,391     1,024       638
                        ---------------------------------------------------------------------

Net Investment Income...   1,508     113      2,360      9,499     3,927     7,192     4,544
                        ---------------------------------------------------------------------

NET REALIZED AND
UNREALIZED GAIN
(LOSS) ON INVESTMENTS
 Net realized gain
 (loss) from security
 transactions...........     605      77        625       (643)       80    (8,678)     (521)
 Net unrealized
 appreciation
 (depreciation) on
 investments............    (847)  1,903          8     (1,801)      (60)    4,060   (10,485)
                        ---------------------------------------------------------------------
Net Realized and
Unrealized Gain (Loss)
on Investments..........    (242)  1,980        633     (2,444)       20    (4,618)  (11,006)
                        ---------------------------------------------------------------------
NET INCREASE (DECREASE)
IN NET ASSETS RESULTING
FROM OPERATIONS.........  $1,266  $2,093     $2,993     $7,055    $3,947    $2,574   ($6,462)
                        ---------------------------------------------------------------------

(1) Formerly named Government Securities Variable Account.

See Notes to Financial Statements

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT
STATEMENT OF CHANGES IN NET ASSETS
FOR THE PERIOD ENDED JUNE 30, 2001 (Unaudited)
(In thousands)

                               Blue     Aggressive  Aggressive Emerging  Diversified Small-Cap International
                               Chip       Growth      Equity   Markets    Research    Equity     Large-Cap    Equity
                             Variable    Variable    Variable  Variable   Variable   Variable    Variable    Variable
                            Account (1) Account (1)  Account   Account     Account    Account     Account    Account
                            -----------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS
 Net Investment Income
 (Loss)...................      ($218)       ($47)     ($568)    ($361)      ($147)    $6,936         $33      $9,767
 Net realized loss from
 security transactions....       (191)       (134)    (6,001)   (6,202)       (337)   (11,663)     (4,904)     (2,439)
 Net unrealized
 appreciation
 (depreciation) on
 investments..............     (6,579)         50     (4,022)    1,913        (191)     5,048      (9,519)    (48,007)
                            -----------------------------------------------------------------------------------------
Net Increase (Decrease) in
Net Assets Resulting from
Operations................     (6,988)       (131)   (10,591)   (4,650)       (675)       321     (14,390)    (40,679)
                            -----------------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET
ASSETS FROM POLICY
TRANSACTIONS
 Transfer of net premiums.        836         139        849       556         533        814       1,773       1,700
 Transfers between
 variable accounts, net...    120,374      20,680    (23,118)    3,265       2,172    (17,576)     27,573     (43,286)
 Transfers--policy charges
 and deductions...........       (108)        (47)    (1,084)     (594)       (238)      (431)       (690)     (3,566)
 Transfers--surrenders....     (1,409)       (275)    (4,163)   (2,110)     (1,150)    (2,063)     (2,927)     (9,125)
 Transfers--other.........         (1)          6         23        15          (3)        (5)         (4)         33
                            -----------------------------------------------------------------------------------------
Net Increase (Decrease) in
Net Assets Derived from
Policy Transactions.......    119,692      20,503    (27,493)    1,132       1,314    (19,261)     25,725     (54,244)
                            -----------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN
NET ASSETS................    112,704      20,372    (38,084)   (3,518)        639    (18,940)     11,335     (94,923)
                            -----------------------------------------------------------------------------------------

NET ASSETS
 Beginning of Period......                           113,175    55,189      25,491     66,424      89,980     275,637
                            -----------------------------------------------------------------------------------------
 End of Period............   $112,704     $20,372    $75,091   $51,671     $26,130    $47,484    $101,315    $180,714
                            -----------------------------------------------------------------------------------------

(1) Operations commenced during 2001 (see Note 1 to Financial Statements).

See Notes to Financial Statements

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT
STATEMENT OF CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED JUNE 30, 2001 (Unaudited)
(In thousands)

                                     I-Net     Financial    Health                 Telecom-    Multi-    Equity   Strategic
                                   Tollkeeper  Services    Sciences   Technology  munications Strategy   Income     Value
                                    Variable   Variable    Variable    Variable    Variable   Variable  Variable  Variable
                                    Account   Account (1) Account (1) Account (1) Account (1) Account   Account    Account
                                   ----------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
 Net Investment Income (Loss)....     ($106)      ($24)        ($40)      ($19)       ($11)     $1,734    $2,496      ($56)
 Net realized loss from security
 transactions.....................    (3,001)       (51)         (74)      (457)       (312)     (1,243)  (13,192)     (255)
 Net unrealized appreciation
 (depreciation) on investments....      (177)       127          956       (712)       (623)     (2,257)  (15,641)     (329)
                                   ----------------------------------------------------------------------------------------
Net Increase (Decrease) in Net
Assets Resulting from Operations..    (3,284)        52          842     (1,188)       (946)     (1,766)  (26,337)     (640)
                                   ----------------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS
FROM POLICY TRANSACTIONS
 Transfer of net premiums........       357        161          239        116          62         968     4,704       256
 Transfers between variable
 accounts, net...................    (2,078)     6,625       10,660      7,362       3,108      (9,936) (157,703)    5,285
 Transfers--policy charges and
 deductions......................       (90)       (41)         (28)       (65)        (22)     (3,242)   (7,746)     (164)
 Transfers--surrenders...........      (301)       (82)        (198)      (239)        (40)     (8,945)  (21,495)   (1,016)
 Transfers--other................        28          1                      (1)         (2)          1        10        (1)
                                   ----------------------------------------------------------------------------------------
Net Increase (Decrease) in Net
Assets Derived from Policy
Transactions.....................    (2,084)     6,664       10,673      7,173       3,106     (21,154) (182,230)    4,360
                                   ----------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET
ASSETS...........................    (5,368)     6,716       11,515      5,985       2,160     (22,920) (208,567)    3,720
                                   ----------------------------------------------------------------------------------------

NET ASSETS
 Beginning of Period.............    20,196                                                    204,615   656,715    10,888
                                   ----------------------------------------------------------------------------------------
 End of Period...................   $14,828     $6,716      $11,515     $5,985      $2,160    $181,695  $448,148   $14,608
                                   ----------------------------------------------------------------------------------------

(1) Operations commenced during 2001 (see Note 1 to Financial Statements).

See Notes to Financial Statements

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT
STATEMENT OF CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED JUNE 30, 2001 (Unaudited)
(In thousands)

                                 Growth    Focused  Mid-Cap   International    Capital      Mid-Cap     Global     Equity
                                   LT         30     Value        Value     Opportunities   Growth      Growth     Index
                                Variable   Variable Variable    Variable      Variable     Variable    Variable   Variable
                                 Account   Account  Account      Account     Account (1)  Account (1) Account (1) Account
                                ------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS
 Net Investment Income (Loss).   $119,254     ($59)   $2,594      $6,397          ($73)       ($34)       ($10)     $1,028
 Net realized gain (loss)
 from security transactions...    (45,218)    (827)      (43)     (9,256)         (299)       (348)        (44)     28,894
 Net unrealized appreciation
 (depreciation) on
 investments..................   (254,650)  (1,427)    6,679     (76,169)       (1,823)        188        (169)    (82,123)
                                ------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net
Assets Resulting from
Operations ...................   (180,614)  (2,313)    9,230     (79,028)       (2,195)       (194)       (223)    (52,201)
                                ------------------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET
ASSETS FROM POLICY
TRANSACTIONS
 Transfer of net premiums ....      5,941      209     1,604       4,152           317         337          57       5,309
 Transfers between variable
 accounts, net ...............    (83,638)   1,147    52,844     (78,604)       33,216      10,407       2,584    (109,741)
 Transfers--policy charges and
 deductions ..................    (11,840)    (124)     (798)     (6,109)          (37)        (90)         (8)     (8,111)
 Transfers--surrenders .......    (34,322)    (548)   (4,110)    (17,847)         (254)       (560)        (36)    (24,011)
 Transfers--other ............        118        9        (1)         65             1           6                      (9)
                                ------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net
Assets Derived from Policy
Transactions .................   (123,741)     693    49,539     (98,343)       33,243      10,100       2,597    (136,563)
                                ------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET
ASSETS........................   (304,355)  (1,620)   58,769    (177,371)       31,048       9,906       2,374    (188,764)
                                ------------------------------------------------------------------------------------------

NET ASSETS
 Beginning of Period .........  1,066,093   11,163    82,069     549,949                                           728,104
                                ------------------------------------------------------------------------------------------
 End of Period ...............   $761,738   $9,543  $140,838    $372,578       $31,048      $9,906      $2,374    $539,340
                                ------------------------------------------------------------------------------------------

(1) Operations commenced during 2001 (see Note 1 to Financial Statements).

See Notes to Financial Statements

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT
STATEMENT OF CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED JUNE 30, 2001 (Unaudited)
(In thousands)


                                    Small-Cap             Inflation  Managed    Money    High Yield Large-Cap
                                      Index      REIT      Managed     Bond     Market      Bond      Value
                                     Variable  Variable   Variable   Variable  Variable   Variable  Variable
                                     Account   Account   Account (1) Account   Account    Account    Account
                                    -------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
 Net Investment Income............   $1,508      $113      $2,360     $9,499    $3,927     $7,192    $4,544
 Net realized gain (loss)
 from security transactions.......      605        77         625       (643)       80     (8,678)     (521)
 Net unrealized appreciation
 (depreciation) on investments....     (847)    1,903           8     (1,801)      (60)     4,060   (10,485)
                                    -------------------------------------------------------------------------
Net Increase (Decrease) in Net
Assets Resulting from Operations..    1,266     2,093       2,993      7,055     3,947      2,574    (6,462)
                                    -------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS
FROM POLICY TRANSACTIONS
 Transfer of net premiums.........      370       496       1,768      4,701     6,197      1,570     1,323
 Transfers between variable
 accounts, net....................   (7,356)   (2,151)    (38,125)    52,647    55,373        423   141,086
 Transfers--policy charges and
 deductions.......................     (135)     (423)     (2,201)    (6,526)   (8,986)    (3,076)     (616)
 Transfers--surrenders............   (1,102)   (1,011)     (7,690)   (17,678)  (43,669)    (7,754)   (4,417)
 Transfers--other.................        3         4          10          7         7          3         6
                                    -------------------------------------------------------------------------
Net Increase (Decrease) in Net
Assets Derived from Policy
Transactions......................   (8,220)   (3,085)    (46,238)    33,151     8,922     (8,834)  137,382
                                    -------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET
ASSETS............................   (6,954)     (992)    (43,245)    40,206    12,869     (6,260)  130,920
                                    -------------------------------------------------------------------------

NET ASSETS
 Beginning of Period..............   27,615    39,484     162,871    439,298   217,056    155,293    55,854
                                    -------------------------------------------------------------------------
 End of Period....................  $20,661   $38,492    $119,626   $479,504  $229,925   $149,033  $186,774
                                    -------------------------------------------------------------------------

(1) Formerly named Government Securities Variable Account.

See Notes to Financial Statements

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT
STATEMENT OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2000
(In thousands)


                            Aggressive Emerging  Diversified Small-Cap International              I-Net     Multi-
                              Equity   Markets    Research    Equity     Large-Cap    Equity   Tollkeeper  Strategy
                             Variable  Variable   Variable   Variable    Variable    Variable   Variable   Variable
                             Account   Account   Account (1) Account    Account (1)  Account   Account (1) Account
                            ----------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS
 Net Investment Income
 (Loss)...................     $3,055    ($965)      ($107)   $5,507        ($639)    $20,709      ($184)   $20,542
 Net realized gain (loss)
 from security
 transactions ............      2,509   (2,559)       (292)   (6,242)      (1,221)       (327)      (687)      (361)
 Net unrealized
 appreciation
 (depreciation) on
 investments..............    (38,503) (29,341)        297   (22,203)     (13,668)   (119,731)    (8,269)   (21,052)
                            ----------------------------------------------------------------------------------------
Net Decrease in Net Assets
Resulting from Operations.    (32,939) (32,865)       (102)  (22,938)     (15,528)    (99,349)    (9,140)      (871)
                            ----------------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET
ASSETS FROM POLICY
TRANSACTIONS
 Transfer of net premiums.      7,247    3,529       1,625     5,053        5,018      13,640      2,702      5,311
 Transfers between
 variable accounts, net...    (21,837)  (7,087)     25,196    49,148      103,762      (1,531)    27,218    (32,191)
 Transfers--policy charges
 and deductions...........     (1,238)    (881)       (163)   (1,192)        (748)     (4,464)      (102)    (3,727)
 Transfers--surrenders....     (9,329)  (3,899)     (1,067)   (6,755)      (2,519)    (25,237)      (586)   (21,013)
 Transfers--other.........         (6)      19           2        34           (5)        (25)       104         (5)
                            ----------------------------------------------------------------------------------------
Net Increase (Decrease) in
Net Assets Derived from
Policy Transactions.......    (25,163)  (8,319)     25,593    46,288      105,508     (17,617)    29,336    (51,625)
                            ----------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN
NET ASSETS ...............    (58,102) (41,184)     25,491    23,350       89,980    (116,966)    20,196    (52,496)
                            ----------------------------------------------------------------------------------------

NET ASSETS
 Beginning of Year........    171,277   96,373                43,074                  392,603               257,111
                            ----------------------------------------------------------------------------------------
 End of Year..............   $113,175  $55,189     $25,491   $66,424      $89,980    $275,637    $20,196   $204,615
                            ----------------------------------------------------------------------------------------

(1) Operations commenced on January 3, 2000 for the Diversified Research and International Large-Cap Variable Accounts and May 1, 2000 for the I-Net Tollkeeper Variable Account.

See Notes to Financial Statements

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT
STATEMENT OF CHANGES IN NET ASSETS (Continued)
FOR THE YEAR ENDED DECEMBER 31, 2000
(In thousands)

                                     Equity    Strategic    Growth                Mid-Cap   International  Equity   Small-Cap
                                     Income      Value        LT        Focused    Value        Value      Index     Index
                                    Variable   Variable    Variable   30 Variable Variable    Variable    Variable  Variable
                                    Account   Account (1)  Account    Account (1) Account      Account    Account   Account
                                    -----------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
 Net Investment Income (Loss).....   $60,814       ($14)    $203,814        $18      $146      $11,510      $6,836      $83
 Net realized gain (loss) from
 security transactions............      (641)      (113)       7,974       (244)     (342)       9,431      14,006   (2,055)
 Net unrealized appreciation
 (depreciation) on investments....  (117,779)      (159)    (531,324)    (2,170)   11,216     (103,253)   (107,273)  (1,327)
                                    -----------------------------------------------------------------------------------------
Net Increase (Decrease) in Net
Assets Resulting from Operations..   (57,606)      (286)    (319,536)    (2,396)   11,020      (82,312)    (86,431)  (3,299)
                                    -----------------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS
FROM POLICY TRANSACTIONS
 Transfer of net premiums.........    23,607        211       46,767        469     4,028       23,330      28,659    2,214
 Transfers between variable
 accounts, net....................   (31,671)    11,314       (9,578)    13,405    41,062      (73,592)    (21,915)   3,738
 Transfers--policy charges and
 deductions.......................   (10,230)      (171)     (19,329)       (56)     (545)      (9,112)     (9,815)    (324)
 Transfers--surrenders............   (54,990)      (179)    (110,802)      (230)   (2,697)     (43,119)    (58,536)  (1,945)
 Transfers--other.................        29         (1)         127        (29)       15           61         (20)      (7)
                                    -----------------------------------------------------------------------------------------
Net Increase (Decrease) in Net
Assets Derived from Policy
Transactions......................   (73,255)    11,174      (92,815)    13,559    41,863     (102,432)    (61,627)   3,676
                                    -----------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET
ASSETS............................  (130,861)    10,888     (412,351)    11,163    52,883     (184,744)   (148,058)     377
                                    -----------------------------------------------------------------------------------------

NET ASSETS
 Beginning of Year................   787,576               1,478,444               29,186      734,693     876,162   27,238
                                    -----------------------------------------------------------------------------------------
 End of Year......................  $656,715    $10,888   $1,066,093    $11,163   $82,069     $549,949    $728,104  $27,615
                                    -----------------------------------------------------------------------------------------

(1) Operations commenced on October 2, 2000.

See Notes to Financial Statements

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT
STATEMENT OF CHANGES IN NET ASSETS (Continued)
FOR THE YEAR ENDED DECEMBER 31, 2000
(In thousands)

                                                                                High
                                               Inflation  Managed    Money     Yield   Large-Cap
                                      REIT      Managed     Bond     Market     Bond     Value
                                    Variable   Variable   Variable  Variable  Variable  Variable
                                    Account   Account (1) Account   Account   Account   Account
                                   -------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
 Net Investment Income ...........     $963      $6,695    $20,183   $10,207   $15,125      $86
 Net realized gain (loss)
 from security transactions.......     (190)     (1,976)    (4,317)       60   (11,867)     628
 Net unrealized appreciation
 (depreciation) on investments....    6,238      10,355     23,404       162   (11,936)   3,883
                                   -------------------------------------------------------------
Net Increase (Decrease) in Net
Assets Resulting from Operations..    7,011      15,074     39,270    10,429    (8,678)   4,597
                                   -------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS
FROM POLICY TRANSACTIONS
 Transfer of net premiums.........    2,297       6,828     13,377    25,810     4,480    3,087
 Transfers between variable
 accounts, net....................   15,173      (1,738)    42,704   (20,827)  (29,449)  16,431
 Transfers--policy charges and
 deductions.......................     (326)     (2,794)    (6,692)   (9,975)   (3,316)  (1,232)
 Transfers--surrenders............   (1,653)    (11,526)   (30,416)  (57,232)  (15,652)  (2,191)
 Transfers--other.................       17           7        (29)      (13)       32      (17)
                                   -------------------------------------------------------------
Net Increase (Decrease) in Net
Assets Derived from Policy
Transactions......................   15,508      (9,223)    18,944   (62,237)  (43,905)  16,078
                                   -------------------------------------------------------------
NET INCREASE (DECREASE) IN NET
ASSETS............................   22,519       5,851     58,214   (51,808)  (52,583)  20,675
                                   -------------------------------------------------------------

NET ASSETS
 Beginning of Year................   16,965     157,020    381,084   268,864   207,876   35,179
                                   -------------------------------------------------------------
 End of Year......................  $39,484    $162,871   $439,298  $217,056  $155,293  $55,854
                                   -------------------------------------------------------------

(1) Formerly named Government Securities Variable Account.

See Notes to Financial Statements

               PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS
                                  (Unaudited)


1. SIGNIFICANT ACCOUNTING POLICIES

 The Pacific Select Variable Annuity Separate Account (the "Separate Account") is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and is comprised of thirty-one subaccounts called Variable
Accounts: the Blue Chip, Aggressive Growth, Aggressive Equity, Emerging Markets, Diversified Research, Small-Cap Equity, International Large-Cap, Equity, I-Net Tollkeeper, Financial Services, Health Sciences, Technology, Telecommunications, Multi-Strategy, Equity Income, Strategic Value, Growth LT, Focused 30, Mid-Cap Value, International Value, Capital Opportunities, Mid-Cap Growth, Global Growth, Equity Index, Small-Cap Index, REIT, Inflation Managed (formerly Government Securities), Managed Bond, Money Market, High Yield Bond, and Large-Cap Value Variable Accounts as of June 30, 2001. The assets in each Variable Account are invested in shares of the corresponding portfolios of Pacific Select Fund (the "Fund"), each of which pursues different investment objectives and policies. The financial statements of the Fund, including the schedules of investments, are included with this report under Sections B through E and should be read in conjunction with the Separate Account's financial statements.

 The Separate Account has organized and registered with the Securities and Exchange Commission nine new Variable Accounts: the Blue Chip, Aggressive Growth, Financial Services, Health Sciences, Technology, Telecommunications, Capital Opportunities, Mid-Cap Growth, and Global Growth Variable Accounts. All nine new Variable Accounts commenced operations on January 2, 2001.

 On September 22, 2000, the net assets of the Fund's Bond and Income Portfolio, the underlying portfolio for the Bond and Income Variable Account, were transferred to the Fund's Managed Bond Portfolio in exchange for shares of the Managed Bond Portfolio (the "reorganization"). In connection with the reorganization, a total of 3,955,969 outstanding accumulation units (valued at $61,865,021) of the Bond and Income Variable Account were exchanged for 3,106,729 accumulation units with equal value of the Managed Bond Variable Account.

 The Separate Account was established by Pacific Life Insurance Company ("Pacific Life") on November 30, 1989 and commenced operations on July 24, 1990. Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the other assets and liabilities of Pacific Life. The assets of the Separate Account will not be charged with any liabilities arising out of any other business conducted by Pacific Life, but the obligations of the Separate Account, including benefits related to variable annuities, are obligations of Pacific Life.

 The Separate Account held by Pacific Life represents funds from individual flexible premium variable accumulation deferred annuity contracts (the "Contracts"). The assets of the Separate Account are carried at market value.

 The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America for investment companies which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates.

 A. Valuation of Investments

 Investments in shares of the Fund are valued at the reported net asset values of the respective portfolios. Valuation of securities held by the Fund is discussed in the notes to its financial statements.

 B. Security Transactions and Investment Income

 Transactions are recorded on the trade date. Realized gains and losses on sales of investments are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date.

 C. Federal Income Taxes

 The operations of the Separate Account will be reported on the Federal income tax return of Pacific Life, which is taxed as a life insurance company under the provisions of the Tax Reform Act of 1986. Under current tax law, no Federal income taxes are expected to be paid by Pacific Life with respect to the operations of the Separate Account.

2. DIVIDENDS

 During the six-month period ended June 30, 2001, the Fund declared dividends for each portfolio, except for the Aggressive Growth, Aggressive Equity, Emerging Markets, I-Net Tollkeeper, Financial Services, Health Sciences, Technology, Telecommunications, Capital Opportunities, Mid-Cap Growth, and Global Growth Portfolios. The amounts accrued by the Separate Account for its share of the dividends were reinvested in additional full and fractional shares of the related portfolios.

3. CHARGES AND EXPENSES

 Pacific Life charges the Separate Account daily for mortality and expense risks assumed with respect to the Contracts funded by the Separate Account at an annual rate of 1.25% of the average daily net assets of each Variable Account. Under the Contracts, Pacific Life makes certain deductions from the net assets of each Variable Account for administrative expenses, contract maintenance, any state premium taxes, and any surrender charges. The operating expenses of the Separate Account are paid by Pacific Life.

4. RELATED PARTY AGREEMENT

 Pacific Select Distributors, Inc., a wholly-owned subsidiary of Pacific Life, serves as principal underwriter of variable annuity contracts funded by interests in the Separate Account, without remuneration from the Separate Account.

               PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT
                   NOTES TO FINANCIAL STATEMENTS (Continued)
                                  (Unaudited)

5. SEPARATE ACCOUNT'S COST OF INVESTMENTS IN THE FUND SHARES

 The investment in the Fund shares are carried at identified cost, which represents the amount available for investment (including reinvested distributions of net investment income and realized gains) in such shares after deduction of mortality and expense risk charges (M&E). A reconciliation of total cost and market value of the Separate Account's investments in the Fund as of June 30, 2001 were as follows (amounts in thousands):

                                                                                  Variable Accounts
                                                      -----------------------------------------------------------------------------
                                                           Blue        Aggressive   Aggressive  Emerging    Diversified  Small-Cap
                                                         Chip (1)       Growth (1)    Equity     Markets     Research     Equity
                                                      -----------------------------------------------------------------------------
Total cost of investments at beginning of period                                     $109,548    $68,493      $25,194     $75,564
Add: Total net proceeds from policy and M&E
     transactions                                        $120,658        $21,345        8,035     16,143       $7,416       8,720
     Reinvested distributions from the Fund:
     (a) Net investment income                                 25                                                  16          74
     (b) Net realized gain                                                                                                  7,228
                                                      -----------------------------------------------------------------------------
          Sub-Total                                       120,683         21,345      117,583     84,636       32,626      91,586
Less: Cost of investments disposed during the period        1,400          1,023       42,096     21,575        6,602      40,010
                                                      -----------------------------------------------------------------------------
Total cost of investments at end of period                119,283         20,322       75,487     63,061       26,024      51,576
Add: Unrealized appreciation (depreciation)                (6,579)            50         (396)   (11,390)         106      (4,092)
                                                      -----------------------------------------------------------------------------
Total market value of investments at end of period       $112,704        $20,372      $75,091    $51,671      $26,130     $47,484
                                                      -----------------------------------------------------------------------------

                                                       International                  I-Net     Financial      Health      Tech-
                                                         Large-Cap       Equity     Tollkeeper Services (1) Sciences (1) nology (1)
                                                      -----------------------------------------------------------------------------
Total cost of investments at beginning of period         $103,648       $233,064      $28,465
Add: Total net proceeds from policy and M&E
     transactions                                          42,918          8,976        1,831     $7,307      $11,182      $8,014
     Reinvested distributions from the Fund:
     (a) Net investment income                                610
     (b) Net realized gain                                                11,177
                                                      -----------------------------------------------------------------------------
          Sub-Total                                       147,176        253,217       30,296      7,307       11,182       8,014
Less: Cost of investments disposed during the period       22,674         67,070        7,023        717          622       1,317
                                                      -----------------------------------------------------------------------------
Total cost of investments at end of period                124,502        186,147       23,273      6,590       10,560       6,697
Add: Unrealized appreciation (depreciation)               (23,187)        (5,433)      (8,445)       126          955        (712)
                                                      -----------------------------------------------------------------------------
Total market value of investments at end of period       $101,315       $180,714      $14,828     $6,716      $11,515      $5,985
                                                      -----------------------------------------------------------------------------

                                                         Telecom-        Multi-       Equity    Strategic                 Focused
                                                      munications (1)   Strategy      Income      Value      Growth LT      30
                                                      -----------------------------------------------------------------------------
Total cost of investments at beginning of period                       $190,400     $575,690    $11,047     $641,408     $13,333
Add: Total net proceeds from policy and M&E
     transactions                                         $3,841          9,247        8,009      8,579       17,098       2,523
     Reinvested distributions from the Fund:
     (a) Net investment income                                            2,605          825         29        7,659           7
     (b) Net realized gain                                                  348        5,191                 117,093
                                                      -----------------------------------------------------------------------------
          Sub-Total                                         3,841        202,600      589,715     19,655      783,258      15,863
Less: Cost of investments disposed during the period        1,058         32,863      206,950      4,558      191,554       2,724
                                                      -----------------------------------------------------------------------------
Total cost of investments at end of period                  2,783        169,737      382,765     15,097      591,704      13,139
Add: Unrealized appreciation (depreciation)                  (623)        11,958       65,383       (489)     170,034      (3,596)
                                                      -----------------------------------------------------------------------------
Total market value of investments at end of period         $2,160       $181,695     $448,148    $14,608     $761,738      $9,543
                                                      -----------------------------------------------------------------------------

                                                                                     Capital
                                                          Mid-Cap     International Opportuni-   Mid-Cap      Global      Equity
                                                           Value          Value      ties (1)   Growth (1)   Growth (1)    Index
                                                      -----------------------------------------------------------------------------
Total cost of investments at beginning of period          $71,075       $511,643                                         $450,742
Add: Total net proceeds from policy and M&E
     transactions                                          63,282         59,681      $34,986    $12,358       $2,962      20,094
     Reinvested distributions from the Fund:
     (a) Net investment income                                155          2,650                                            2,935
     (b) Net realized gain                                  3,069          6,622                                            2,010
                                                      -----------------------------------------------------------------------------
          Sub-Total                                       137,581        580,596       34,986     12,358        2,962     475,781
Less: Cost of investments disposed during the period       14,416        170,155        2,115      2,640          419     131,680
                                                      -----------------------------------------------------------------------------
Total cost of investments at end of period                123,165        410,441       32,871      9,718        2,543     344,101
Add: Unrealized appreciation (depreciation)                17,673        (37,863)      (1,823)       188         (169)    195,239
                                                      -----------------------------------------------------------------------------
Total market value of investments at end of period       $140,838       $372,578      $31,048     $9,906       $2,374    $539,340
                                                      -----------------------------------------------------------------------------

-------------------
(1) Operations commenced during 2001 (See Note 1 to Financial Statements).

                PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT
                   NOTES TO FINANCIAL STATEMENTS (Continued)
                                  (Unaudited)

                                                                                       Variable Accounts
                                                              --------------------------------------------------------------------
                                                              Small-Cap          Inflation  Managed   Money   High Yield Large-Cap
                                                                Index    REIT   Managed (1)   Bond    Market     Bond      Value
                                                              --------------------------------------------------------------------
Total cost of investments at beginning of period               $25,547  $34,849  $158,049   $432,823 $216,424  $183,071   $51,353
Add: Total net proceeds from policy and M&E transactions        10,761    7,051    15,642     83,133  183,076    28,710   150,090
     Reinvested distributions from the Fund:
     (a) Net investment income                                      47      210     3,291     12,349    5,318     8,216       282
     (b) Net realized gain                                       1,592      132                                             4,900
                                                              --------------------------------------------------------------------
          Sub-Total                                             37,947   42,242   176,982    528,305  404,818   219,997   206,625
Less: Cost of investments disposed during the period            18,507   10,288    62,185     53,475  175,465    47,246    13,867
                                                              --------------------------------------------------------------------
Total cost of investments at end of period                      19,440   31,954   114,797    474,830  229,353   172,751   192,758
Add: Unrealized appreciation (depreciation)                      1,221    6,538     4,829      4,674      572   (23,718)   (5,984)
                                                              --------------------------------------------------------------------
Total market value of investments at end of period             $20,661  $38,492  $119,626   $479,504 $229,925  $149,033  $186,774
                                                              --------------------------------------------------------------------

6. SELECTED ACCUMULATION UNIT ** INFORMATION

 Selected accumulation unit value and unit information as of June 30, 2001 were as follows:

------------------------------------------------------------------------
                                           At       At   Number of Units
                                        Beginning End of Outstanding at
            Variable Accounts           of Period Period  End of Period
------------------------------------------------------------------------
  Blue Chip (1)                          $10.00   $8.87    12,713,188
------------------------------------------------------------------------
  Aggressive Growth (1)                   10.00    9.26     2,200,981
------------------------------------------------------------------------
  Aggressive Equity                       12.01   10.99     6,832,161
------------------------------------------------------------------------
  Emerging Markets                         6.48    6.05     8,543,914
------------------------------------------------------------------------
  Diversified Research                    10.89   10.63     2,457,223
------------------------------------------------------------------------
  Small-Cap Equity                        35.48   36.50     1,300,828
------------------------------------------------------------------------
  International Large-Cap                  7.75    6.73    15,056,143
------------------------------------------------------------------------
  Equity                                  23.50   19.88     9,088,774
------------------------------------------------------------------------
  I-Net Tollkeeper                         6.73    5.70     2,601,761
------------------------------------------------------------------------
  Financial Services (1)                  10.00    9.79       686,221
------------------------------------------------------------------------
  Health Sciences (1)                     10.00    9.20     1,251,200
------------------------------------------------------------------------
  Technology (1)                          10.00    7.10       842,783
------------------------------------------------------------------------
  Telecommunications (1)                  10.00    7.11       303,925
------------------------------------------------------------------------
  Multi-Strategy                          28.50   28.17     6,449,901
------------------------------------------------------------------------
  Equity Income                           34.69   33.16    13,515,155
------------------------------------------------------------------------
  Strategic Value                          9.75    9.45     1,545,091
------------------------------------------------------------------------
  Growth LT                               45.59   37.62    20,248,772
------------------------------------------------------------------------
  Focused 30                               8.23    6.73     1,418,232
------------------------------------------------------------------------
  Mid-Cap Value                           12.83   14.04    10,034,289
------------------------------------------------------------------------
  International Value                     18.00   15.20    24,508,069
------------------------------------------------------------------------
  Capital Opportunities (1)               10.00    9.53     3,259,403
------------------------------------------------------------------------
  Mid-Cap Growth (1)                      10.00    9.66     1,024,959
------------------------------------------------------------------------
  Global Growth (1)                       10.00    9.26       256,279
------------------------------------------------------------------------
  Equity Index                            37.84   35.03    15,396,660
------------------------------------------------------------------------
  Small-Cap Index                         11.23   11.83     1,747,050
------------------------------------------------------------------------
  REIT                                    12.92   13.72     2,806,280
------------------------------------------------------------------------
  Inflation Managed (2)                   19.89   20.33     5,883,830
------------------------------------------------------------------------
  Managed Bond                            20.72   21.06    22,767,803
------------------------------------------------------------------------
  Money Market                            14.44   14.69    15,647,651
------------------------------------------------------------------------
  High Yield Bond                         21.86   22.21     6,709,495
------------------------------------------------------------------------
  Large-Cap Value                         12.54   12.41    15,049,428
------------------------------------------------------------------------

** Accumulation Unit: unit of measure used to calculate the value of a Contract Owner's interest in a variable account during the Accumulation Period.
(1) Operations commenced during 2001 (see Note 1 to Financial Statements).
(2) Inflation Managed Variable Account was formerly named Government Securities Variable Account.

                             --------------------